Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-08-12	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Aug. 12, 2024
Aggregate Erroneous Compensation Not Yet Determined

Clawback Policy

We have adopted a clawback policy (the “Clawback Policy”) in accordance with the listing standards and rules of the Nasdaq Stock Market, that requires the Board to recoup excess compensation paid to our executive officers as a result of a financial statement restatement, regardless of any misconduct, fault or illegal activity on the part of the executive officer. The Clawback Policy applies in the case of an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws. The Clawback Policy applies to all incentive-based compensation, which is any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure, received by our executive officers.

On August 12, 2024, the Audit Committee, in consultation with management, concluded that our previously issued unaudited condensed consolidated interim financial statements as of and for the fiscal quarter ended March 31, 2024 included in our Quarterly Report on Form 10-Q for such period (the “Q1 2024 10-Q”) should no longer be relied upon. Similarly, earnings releases and investor communications describing the financial statements for the period described above should no longer be relied upon. We identified errors in the accounting for a settlement we entered into with Mack Molding Company which became effective in the first quarter of 2024. Specifically, the Q1 2024 10-Q misstated notes payable, current, notes payable, net of current, accumulated deficit and total stockholders’ equity (deficit), on the face of the unaudited condensed consolidated balance sheet as of March 31, 2024, and cost of goods sold, general and administrative expenses, gain on settlement of contingent liabilities, and interest income (expense), net, on the unaudited condensed consolidated statement of operations, for the three months ended March 31, 2024. On August 14, 2024, we filed an amendment to the Q1 2024 10-Q that restated our financial statements for the three months ended March 31, 2024 to correct the errors described above. Our Board concluded that no recoupment of erroneously awarded compensation was required pursuant to the Clawback Policy because there were no outstanding incentive-based compensation arrangements that were granted, earned, or vested, either in whole or in part, based on any financial reporting measure that was included in the Q1 2024 10-Q.